Equity Investments - Narrative (Details) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Equity Method Investments [Line Items]
Equity method investments under fair value option		$ 573,000,000	$ 573,000,000	$ 592,000,000
Gains (losses) on equity method investments			(17,000,000)	(41,000,000)	$ 112,000,000
Equity method investments under equity method		11,000,000	11,000,000	9,000,000
Other non-current assets		270,000,000	270,000,000	202,000,000
Non-marketable equity securities		157,000,000	157,000,000	122,000,000
(Losses) gains from non-marketable equity securities			(3,000,000)	(4,000,000)	29,000,000
Investment in non-marketable preferred stock, in exchange for trade receivables			4,600,000	12,700,000
Investment in non-marketable preferred stock, in exchange for cash payment				10,700,000
Payments to acquire non-marketable preferred stock			32,000,000	15,000,000	8,000,000
Dividends from equity investments			5,200,000	1,000,000.0	2,400,000
Financial commitments to investees, off balance sheet		19,900,000	19,900,000	22,100,000
Kigen (UK) Limited
Schedule of Equity Method Investments [Line Items]
Payments to acquire non-marketable preferred stock	$ 10,000,000
SoftBank Vision Fund | Kigen (UK) Limited
Schedule of Equity Method Investments [Line Items]
Ownership percentage	85.00%
Ampere | Loans receivable
Schedule of Equity Method Investments [Line Items]
Other non-current assets		32,400,000	32,400,000	30,900,000
Acetone Limited
Schedule of Equity Method Investments [Line Items]
Gains (losses) on equity method investments			(15,900,000)	(16,000,000)
Equity method investments under equity method		76,500,000	76,500,000	92,400,000
Ampere
Schedule of Equity Method Investments [Line Items]
Gains (losses) on equity method investments		0	0	(26,300,000)
Equity method investments under equity method		389,800,000	389,800,000	389,800,000
Fair Value Measured at Net Asset Value Per Share
Schedule of Equity Method Investments [Line Items]
Equity method investments under fair value option		106,200,000	106,200,000	109,400,000
Gains (losses) on equity method investments			(2,800,000)	1,700,000	40,000,000
Non-marketable equity securities		$ 18,000,000	18,000,000	17,800,000
(Losses) gains from non-marketable equity securities			$ 500,000	$ (10,500,000)	$ 7,900,000